Credit from Banks and Others (Schedule of Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Credit From Banks And Others [Abstract]
Balance as of January 1	[1]	$ 2,301		$ 2,703
Changes from financing cash flows
Receipt of long-term debts		1,666	[1]	889	[1]	$ 633
Repayment of long-term debt	[1]	(1,599)		(1,302)
Receipts (repayments) of short-term debt, net	[1]	146		(1)
Interest paid	[1]	(117)		(122)
Repayment from transaction in derivatives, net	[1]	(3)		(2)
Total net financing cash flows	[1]	93		(538)
Initial recognition of lease liability	[1]	68		97
Interest expenses	[1]	156		152
Effect of changes in foreign exchange rates	[1]	187		(60)
Change in fair value of derivatives	[1]	(51)		0
Other changes	[1]	(42)		(53)
Balance as of December 31	[1]	$ 2,712		$ 2,301		$ 2,703

[1]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.